INTANGIBLE ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
INTANGIBLE ASSETS
Amortization expense	$ 223	¥ 1,454	¥ 86	¥ 60
Estimated amortization expense, Year 1	356				¥ 2,324
Estimated amortization expense, Year 2	310				2,025
Estimated amortization expense, Year 3	271				1,768
Estimated amortization expense, Year 4	227				1,482
Estimated amortization expense, Year 5	$ 162				¥ 1,054